1996 ANNUAL REPORT

IDS Discovery Fund
(prospectus enclosed)

(Icon of) Ship
The goal of IDS Discovery Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks of small- and medium-size growth companies.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales changes, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

PAGE 2
(Icon of) Ship

Your piece of the future

Glance through current business magazine and newspaper articles on the fastest-growing companies in America - and you'll find many of the stocks that Discovery Fund owns. The Fund seeks small to medium-size firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                4
From the portfolio manager                        4
Ten largest holdings                              6
Making the most of the Fund                       7
Long-term performance                             8
Independent auditor's report                      9
Financial statements                             10
Notes to financial statements                    13
Investments in securities                        24
IDS mutual funds                                 28
Federal income tax information                   31

1996 prospectus

The Fund in brief                                3p
Goal                                             3p
Investment policies and risks                    3p
Manager and distributor                          3p
Portfolio manager                                3p
Alternative purchase arrangements                3p

Sales charge and Fund expenses                   4p

Performance                                      6p
Financial highlights                             6p
Total returns                                    8p

Investment policies and risks                   10p
Facts about investments and their risks         11p
Alternative investment option                   15p
Valuing Fund shares                             15p

How to purchase, exchange or redeem shares      16p
Alternative purchase arrangements               16p
How to purchase shares                          19p
How to exchange shares                          22p
How to redeem shares                            23p
Reductions and waivers of the sales charge      28p

Special shareholder services                    32p
Services                                        32p
Quick telephone reference                       32p

PAGE 4
Distributions and taxes                         33p
Dividend and capital gain distributions         33p
Reinvestments                                   33p
Taxes                                           34p
How to determine the correct TIN                36p

How the Fund is organized                       37p
Shares                                          37p
Voting rights                                   38p
Shareholder meetings                            38p
Board members and officers                      39p
Investment manager                              41p
Administrator and transfer agent                42p
Distributor                                     43p

About American Express Financial Corporation    45p
General information                             45p

Appendix                                        46p
Description of derivative instruments           46p

(This annual report is not part of the prospectus.)

PAGE 5
To our shareholders

(Photo of William R. Pearce)
William R. Pearce
President of the Fund

(Photo of Kurt Winters)
Kurt Winters
Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility.

If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

(signature)
William R. Pearce)

From the portfolio manager

The past 12 months was an extremely volatile period for growth stocks, especially those of the technology-related companies that comprised much of IDS Discovery Fund's portfolio. Still, the Fund managed to provide a positive total return for the August 1995 through the July 1996 period. (Much of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

After turning in a spectacular, market-leading performance through the summer of 1995, technology stocks began to lose ground in the fall of the year. The drop was particularly punishing for this Fund because of its substantial exposure to technology stocks (as much as one-third of the portfolio at times).

'Small-caps' struggle to keep up with broad market

PAGE 6
The Fund's performance also was tempered early in the fiscal year by an emphasis on stocks of growth companies with small market capitalizations. (Market capitalization is derived by multiplying the price of the stock by the number of shares outstanding.) These "small-caps" not only lagged the often-stellar performance of larger stocks in 1995, they tended to fall farther when the broad market stumbled.

By late winter; however, the environment began to improve. Led mainly by its technology holdings, the Fund surged by approximately 20% from February through May. But the volatility wasn't over, as those stocks quickly went into a nose dive during July that erased much of the gain of the previous four months.

Portfolio repositioning

There were considerable changes behind the scenes as well during the fiscal year. At the outset in August 1995, the median market cap of stocks in the portfolio was about $400 million - at the low end of the small-cap scale. To improve liquidity and reduce volatility, the decision was made to bring the Fund's median market capitalization up to the high end of the small-cap scale. By period-end, the median market cap of our holdings was about $800 million. While this repositioning ultimately paid off, it was not done without cost. This was especially true for holdings among very small, less liquid stocks, which were often sold at discounted prices. From this point, I intend to keep the portfolio's median market cap below $1 billion.

Fund performance also was affected by investments in Russell 2000 future contracts, a type of derivative security whose value is linked to the value of that small-cap stock index. Overall, these contracts, which were closed out last spring, gave us positive results.

As the new fiscal year begins, I am maintaining an emphasis on stocks of companies that have products and services that enhance business productivity. While technology-related companies are certainly on that list, a diverse mix of industrial and service companies also figure prominently in the portfolio. Naturally, that won't take all the volatility out of small-company growth investing, but it should provide a combination of healthy appreciation potential with less volatility.

(signature)

Kurt Winters

PAGE 7
Class A
12-month performance
(All figures per share)
Net asset value (NAV)
__________________________
July 31, 1996       $10.73
__________________________
July 31, 1995       $13.16
__________________________
Decrease            $ 2.43
__________________________
Distributions
Aug. 1, 1995 - July 31, 1996
__________________________
From income         $ 0.09
__________________________
From capital gains  $ 2.74
__________________________
Total distributions $ 2.83
__________________________
Total return*         4.0%**
__________________________
Class B
12-month performance
__________________________
(All figures per share)

Net asset value (NAV)
__________________________
July 31, 1996       $10.63
__________________________
July 31, 1995       $13.12
__________________________
Decrease            $ 2.49
__________________________
Distributions
Aug. 1 1995 - July 31, 1996
__________________________
From income         $ 0.06
__________________________
From capital gains  $ 2.74
__________________________
Total distributions $ 2.80
__________________________
Total return*         3.2%**
__________________________

PAGE 8
Class Y
12-month performance
__________________________
(All figures per share)
Net asset value (NAV)
__________________________
July 31, 1996       $10.73
__________________________
July 31, 1995       $13.17
__________________________
Decrease            $ 2.44
__________________________
Distributions
Aug. 1, 1995 - July 31, 1996
__________________________
From income         $ 0.11
__________________________
From capital gains  $ 2.74
__________________________
Total distributions $ 2.85
__________________________
Total return*         4.2%**
__________________________
 *The prospectus discusses
  the effect of sales
  charges, if any, on the
  various classes.
**The total return is a
  hypothetical investment
  in the Fund with all
  distributions reinvested.
PAGE 9

The ten holdings listed here make up 23.31% of the Fund's net assets
____________________________________________________________________________________

                                                 Percent                Value
                                         (of Fund's net assets)(as of July 31, 1996)
____________________________________________________________________________________
OfficeMax                                        2.98                   23,187,500
The second-largest company in the office products industry. The company currently operates
345 office superstores in 39 states.

Progressive (Ohio)                               2.43                   18,937,500
An insurance holding company whose insurance subsidiaries write non-standard auto and specialty property/casualty insurance primarily through independent insurance agents.


Mutual Risk Management                           2.31                   17,937,500
Zero Coupon Cv with attached put
7.00% 2015
An international holding company.  Through its subsidiaries, the company provides risk management services related to the design and implementation of alternative insurance programs for clients

Tech Data                                        2.28                   17,700,000
The number three wholesale distributor of personal computers, peripherals, networking products and software.  The customer base consists of value-added resellers, corporate resellers and mass merchants.

Sybron                                           2.25                   17,500,000
A manufacturer of value-added products for the laboratory and professional orthodontic and dental markets in the United States and abroad.

Cardinal Health                                  2.23                   17,375,000
A wholesale distributor of pharmaceutical, surgical and hospital supplies and health and beauty aids.

Praxair                                          2.22                   17,268,750
Spun off from Union Carbide in 1992, Praxair is the largest producer of industrial gases in
North and South America, and also provides wear-resistant and corrosion-resistant coatings.

Boston Chicken                                   2.21                   17,225,000
Zero Coupon Cv with attached put
8.00% 2015
Operates and franchises food service stores that specialize in complete meals.  The company operates over 250 stores in 18 states.

Foundation Health                                2.21                   17,150,000
A managed care company with health maintenance organizations (HMO) in California, Florida and Colorado.

Millipore                                        2.19                   17,062,500
A leading supplier of filtration products used to analyze, purify and separate fluids.
/TABLE

PAGE 10
Making the most of the Fund

Average annual total return
(as of July 31, 1996)

             1 year    Since inception*     5 years      10 years
Class A      -1.16%          __  %          +9.00%         +9.76%
Class B      -1.76%        +11.28%            __ %           __ %
Class Y      +4.19%        +15.12%            __ %           __ %

*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging - a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount      Per-share       Number of shares purchased
            invested    market price

Jan          $100          $20           5.00  XXXXX
Feb           100           18           5.56  XXXXXx
March         100           17           5.88  XXXXXx
April         100           15           6.67  XXXXXXx
May           100           16           6.25  XXXXXXx
June          100           18           5.56  XXXXXx
July          100           17           5.88  XXXXXx
Aug           100           19           5.26  XXXXXx
Sept          100           21           4.76  XXXXx
Oct           100           20           5.00  XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

PAGE 11
(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over 10 months, while the average market price actually was $18.10.


The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceeds losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Discovery Fund



                                       S&P 500
                                       Stock Index

                                                         $25,391
                                                     Discovery Fund
                                                        Class A
                     Lipper Small Co.
$9,500               Growth Fund Index



'86    '87   '88   '89   '90   '91   '92   '93    '94    '95    '96

(The following three paragraphs appear in the margin next to the graph:)

Assumes: o    Holding period from 8/1/86 to 7/31/96
         o    Returns do not reflect taxes payable on distributions
         o Reinvestment of all income and capital gain distributions for the Fund, with a value of $12,031. Also see
"Performance" in the Fund's current prospectus.

The Standard & Poor's 500 Stock Index, an unmanaged list of larger stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which Discovery Fund invests.

PAGE 12
The Lipper Small Company Growth Fund Index includes 30 funds that are generally similar to Discovery Fund, although some funds in the index may have somewhat different investment policies or objectives.

Average annual total return
(as of July 31, 1996)

               1 year     Since inception*  5 years    10 years
Class A       - 1.16%            __%         +9.00%      +9.76%
Class B       - 1.76%        +11.28%          __  %        __ %
Class Y       + 4.19%        +15.12%          __  %        __ %
*Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Small Company Growth Fund Index. In comparing Discovery Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.
PAGE 13
Independent auditors' report

The board of directors and shareholders
IDS Discovery Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Discovery Fund, Inc. as of July 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1996, and the financial highlights for each of the years in the ten-year period ended July 31, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Discovery Fund, Inc. at July 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended July 31, 1996, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 14

                          Financial statements

                          Statement of assets and liabilities
                          IDS Discovery Fund, Inc.
                          July 31, 1996
_____________________________________________________________________________________________________________
                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
   (identified cost $803,178,080)                                                               $779,135,108
Investments in securities of affiliated issuers
   (identified cost $7,862,127)                                                                    6,100,000
Receivable for investment securities sold                                                         30,322,138
Dividends and accrued interest receivable                                                            278,410
Receivable from AEFC                                                                                  16,550
_____________________________________________________________________________________________________________
Total assets                                                                                     815,852,206
_____________________________________________________________________________________________________________
                          Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                  3,741,657
Payable for investment securities purchased                                                       30,756,787
Accrued distribution fee                                                                                 881
Accrued service fee                                                                                    3,455
Accrued transfer agency fee                                                                            3,969
Accrued administrative services fee                                                                    1,157
Other accrued expenses                                                                               120,813
Open option contracts written, at value
  (premium received $1,816,554)(Note 6)                                                            3,271,875
_____________________________________________________________________________________________________________

Total liabilities                                                                                 37,900,594
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                              $777,951,612
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                             $    725,588
Additional paid-in capital                                                                       694,704,919
Undistributed net investment income                                                                2,185,644
Accumulated net realized gain (Note 1)                                                           107,595,881
Unrealized depreciation of investments (Note 4)                                                  (27,260,420)
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                        $777,951,612
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:             Class A                                $682,656,220
                                                         Class B                                $ 43,492,563
                                                         Class Y                                $ 51,802,829
Net asset value per share of outstanding capital stock:  Class A shares           63,641,887    $      10.73
                                                         Class B shares            4,091,263    $      10.63
                                                         Class Y shares            4,825,606    $      10.73
See accompanying notes to financial statements.
PAGE 15
                          Financial statements
                          Statement of operations
                          IDS Discovery Fund, Inc.
                          Year ended July 31, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                        $  9,743,104
Dividends                                                                                          1,631,575
_____________________________________________________________________________________________________________

Total income                                                                                      11,374,679
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                 4,068,196
Distribution fee -- Class B                                                                          182,393
Transfer agency fee                                                                                1,414,949
Incremental transfer agency fee -- Class B                                                             4,597
Service fee
   Class A                                                                                         1,220,944
   Class B                                                                                            42,488
Administrative services fee                                                                          424,647
Compensation of board members                                                                         19,181
Compensation of officers                                                                               6,930
Custodian fees                                                                                       105,798
Postage                                                                                               81,456
Registration fees                                                                                    115,694
Reports to shareholders                                                                              135,174
Audit fees                                                                                            25,500
Administrative                                                                                         7,002
Other                                                                                                 11,165
_____________________________________________________________________________________________________________
Total expenses                                                                                     7,866,114
    Earnings credits on cash balances (Note 2)                                                        (8,092)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 7,858,022
_____________________________________________________________________________________________________________
Investment income -- net                                                                           3,516,657
_____________________________________________________________________________________________________________
                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________
Net realized gain on security transactions                                                        95,308,347
Net realized gain on sale of affiliated issuers                                                    1,625,808
Net realized gain on closed stock index futures contracts (Note 4)                                16,116,887
Net realized gain on closed, exercised or expired option contracts written (Note 6)                7,940,821
_____________________________________________________________________________________________________________
Net realized gain on investments                                                                 120,991,863
Net change in unrealized appreciation or depreciation of investments                             (98,059,098)
_____________________________________________________________________________________________________________

Net gain on investments                                                                           22,932,765
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                             $26,449,422
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 16

                          Financial statements

                          Statements of changes in net assets
                          IDS Discovery Fund, Inc.
                          Year ended July 31,
_____________________________________________________________________________________________________________

                          Operations and distributions                                 1996              1995
_____________________________________________________________________________________________________________
Investment income -- net                                                    $  3,516,657        $  3,967,370
Net realized gain on investments                                             120,991,863         142,003,421
Net change in unrealized appreciation or depreciation of investments         (98,059,098)         17,500,050
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                          26,449,422         163,470,841
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
      Class A                                                                 (4,817,749)                 --
      Class B                                                                   (109,553)                 --
      Class Y                                                                   (369,986)                 --
   Net realized gain
      Class A                                                               (141,682,931)         (1,459,261)
      Class B                                                                 (4,249,927)                 --
      Class Y                                                                 (9,128,279)                 --
_____________________________________________________________________________________________________________
Total distributions                                                         (160,358,425)         (1,459,261)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 5)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                                                   423,969,758         319,261,555
   Class B shares                                                             39,614,584           9,122,076
   Class Y shares                                                             30,960,567          41,198,971
Reinvestment of distributions at net asset value
   Class A shares                                                            145,127,830           1,450,495
   Class B shares                                                              4,297,905                  --
   Class Y shares                                                              9,498,265                  --
Payments for redemptions
   Class A shares                                                           (495,135,942)       (269,336,702)
   Class B shares (Note 2)                                                    (5,520,898)            (84,493)
   Class Y shares                                                            (19,208,184)         (7,973,466)
_______________________________________________________________________________________________________________

Increase in net assets from capital share transactions                       133,603,885          93,638,436
_______________________________________________________________________________________________________________

Total increase (decrease) in net assets                                         (305,118)        255,650,016

Net assets at beginning of year                                              778,256,730         522,606,714
_______________________________________________________________________________________________________________

Net assets at end of year
  (including undistributed net investment income of
   $2,185,644 and $3,966,275)                                               $777,951,612        $778,256,730
_______________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 17
Notes to financial statements

                         IDS Discovery Fund, Inc.

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in common stocks of small- and medium-size growth companies. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

PAGE 18
Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin), if any, are made or received by the Fund each day. The variation margin payments or market value of the contracts are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

PAGE 19
The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee is adjusted upward or downward by a performance incentive adjustment

PAGE 20
based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Small Company Growth Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $698,515 for the year ended July 31, 1996.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing fund shares were $1,896,604 for Class A and $15,230 for Class B for the year ended July 31, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended July 31, 1996, the Fund's custodian and transfer agency fees were reduced by $8,092 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $8,718 for the year. The total liability for the plan is $28,098, which will be paid out at some future date.

PAGE 21
____________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,391,541,992 and
$1,200,804,790, respectively, for the year ended July 31, 1996.
Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $232,645 for the year ended July 31, 1996.

Income from securities lending amounted to $13,526 for the year ended July 31, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

___________________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated
are as follows:
___________________________________________________________________
                               Year ended July 31, 1996

                         Class A     Class B     Class Y
___________________________________________________________________
Sold                     36,682,783     3,408,482     2,643,673
Issued for reinvested
   distributions         14,117,493       419,963       924,046
Redeemed                (42,626,793)     (493,590)   (1,670,645)
___________________________________________________________________
Net increase              8,173,483     3,334,855     1,897,074
__________________________________________________________________

___________________________________________________________________
                               Year ended July 31, 1995

                         Class A     Class B*     Class Y*
__________________________________________________________________
Sold                     28,277,355       763,482     3,603,336
Issued for reinvested       130,627            --            --
   distributions
Redeemed                (23,508,861)       (7,074)     (674,804)
___________________________________________________________________
Net increase              4,899,121       756,408     2,928,532
_________________________________________________________________
*Inception date was March 20, 1995.
___________________________________________________________________

PAGE 22
5. Option contracts written

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The number of contracts and premium amounts associated with options contracts written is as follow:

                                      Year ended July 31, 1996
___________________________________________________________________________
                                    Puts                     Calls
___________________________________________________________________________
                            Contracts Premium        Contracts Premium
___________________________________________________________________________
   Balance July 31, 1995      7,750   $   446,734      2,650  $   247,380
   Opened                   121,789    14,034,029    132,100   19,726,571
   Closed                   (80,075)   (9,021,342)   (63,730) (10,400,635)
   Exercised                (13,750)   (2,276,266)   (33,825)  (5,550,104)
   Expired                  (28,464)   (2,220,133)   (31,195)  (3,169,680)
___________________________________________________________________________
   Balance July 31, 1996      7,250   $   963,022      6,000  $   853,532
___________________________________________________________________________

___________________________________________________________________
6. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

PAGE 23

              Investments in securities

     IDS Discovery Fund, Inc.                                             (Percentages represent value of
     July 31, 1996                                                    investments compared to net assets)

Investments in securities of unaffiliated issuers
_____________________________________________________________________________________________________________________________

Common stocks (84.9%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Chemicals (4.4%)
Millipore                                                                                        500,000          17,062,500
Praxair                                                                                          450,000          17,268,750
                                                                                                                 ____________
Total                                                                                                             34,331,250
_____________________________________________________________________________________________________________________________
Communication equipment & services (2.3%)
Geotek Communications                                                                            650,000 (b)       6,500,000
Spectralink                                                                                      765,000 (b)       4,494,375
Transaction Network Services                                                                     500,000 (b)       7,125,000
                                                                                                                 ____________
Total                                                                                                             18,119,375
_____________________________________________________________________________________________________________________________
Computers & office equipment (21.3%)
Affiliated Computer Services                                                                     150,000 (b)       8,250,000
Business Objects ADR                                                                             425,000 (b)       8,181,250
Danka Business Systems ADR                                                                       225,000           6,187,500
Exabyte                                                                                          525,000 (b)       6,300,000
Fiserv                                                                                            75,000 (b)       2,512,500
FORE Systems                                                                                     275,000 (b)       7,528,125
Informix                                                                                         375,000 (b)       8,179,688
Network General                                                                                  425,000 (b)       7,490,625
PLATINUM Technology                                                                              850,000 (b)       8,340,625
Renaissance Solutions                                                                            275,000 (b)       7,940,625
Sanmina                                                                                          125,000 (b)       3,968,750
Shiva                                                                                            125,000 (b)       6,468,750
Softkey Intl                                                                                     150,000 (b)       2,775,000
Solectron                                                                                        525,000 (b)      16,537,500
Sterling Commerce                                                                                250,000 (b)       7,906,250
System Software                                                                                  625,000           8,125,000
Tech Data                                                                                        800,000 (b)      17,700,000
3Com                                                                                             425,000 (b)      16,734,375
Viewlogic Systems                                                                                375,000 (b)       5,156,250
Western Digital                                                                                  300,000 (b,c)     8,962,500
                                                                                                                ____________
Total                                                                                                            165,245,313
_____________________________________________________________________________________________________________________________
Electronics (7.7%)
Adaptec                                                                                          200,000 (b)       8,300,000
Elsag Bailey Process Auto                                                                        275,000 (b)       6,565,625
Fusion Systems                                                                                   307,500 (b)       6,226,875
Lattice Semiconductor                                                                            325,000 (b)       8,409,375
Level One Communications                                                                         375,000 (b)       6,281,250
Methode Electronics                                                                              400,000           6,800,000

See accompanying notes to investments in securities.

PAGE 24
Microchip Technology                                                                             275,000 (b)       8,765,625
Sipex                                                                                            160,000 (b)       2,240,000
Tencor Instruments                                                                               375,000 (b)       6,000,000
                                                                                                                 ____________
Total                                                                                                             59,588,750
_____________________________________________________________________________________________________________________________

Energy (4.0%)
Devon Energy                                                                                     275,000           6,428,125
Global Natural Resources                                                                         400,000 (b)       6,050,000
Nuevo Energy                                                                                     200,000 (b)       6,150,000
Pogo Producing                                                                                   200,000           6,675,000
United Meridian                                                                                  175,000 (b)       5,753,125
                                                                                                                 ____________
Total                                                                                                             31,056,250
_____________________________________________________________________________________________________________________________
Energy equipment & services (0.8%)
Input/Output                                                                                     200,000 (b)       6,300,000
_____________________________________________________________________________________________________________________________
Financial Services (2.3%)
FINOVA Group                                                                                     300,000          14,850,000
United Companies Financial                                                                       100,000           3,300,000
                                                                                                                 ____________
Total                                                                                                             18,150,000
_____________________________________________________________________________________________________________________________
Health care (5.2%)
ALZA                                                                                             275,000 (b)       6,806,250
PAREXEL Intl                                                                                     175,000 (b)       7,087,500
Spine-Tech                                                                                       275,000 (b)       7,046,875
Sybron                                                                                           700,000 (b)      17,500,000
Watson Pharmaceuticals                                                                            45,000 (b)       1,755,000
                                                                                                                 ____________
Total                                                                                                             40,195,625
_____________________________________________________________________________________________________________________________
Health care services (9.3%)
Cardinal Health                                                                                  250,000          17,375,000
Foundation Health                                                                                700,000 (b)      17,150,000
Genesis Health Ventures                                                                          275,000 (b,c)     6,909,375
HEALTHSOUTH                                                                                      475,000 (b)      14,428,125
Physician Sales & Service                                                                        450,000 (b)       7,875,000
Quorum Health Group                                                                              375,000 (b)       8,812,500
                                                                                                                 ____________
Total                                                                                                             72,550,000
_____________________________________________________________________________________________________________________________
Industrial equipment & services (6.8%)
Greenfield Industries                                                                            225,000           6,496,875
Harnischfeger Industries                                                                         500,000          15,500,000
Measurex                                                                                         225,000 (c)       6,215,625
United Waste Systems                                                                             300,000 (b)       7,762,500
Wolverine Tube                                                                                   475,000 (b,c)    16,862,500
                                                                                                                 ____________
Total                                                                                                             52,837,500
_____________________________________________________________________________________________________________________________
Industrial transportation (0.8%)
Landstar System                                                                                  250,000 (b)       6,437,500
_____________________________________________________________________________________________________________________________
Insurance (6.6%)
American Re                                                                                      225,000 (c)      12,656,250
PennCorp Financial Group                                                                         250,000           7,000,000
Progressive (Ohio)                                                                               375,000 (c)      18,937,500
PXRE                                                                                             275,000           6,256,250
Risk Capital Holdings                                                                            375,000 (b)       6,515,625
                                                                                                                 ____________
Total                                                                                                             51,365,625
_____________________________________________________________________________________________________________________________
Media (1.6%)
EchoStar Communications Group                                                                    250,000 (b)       6,812,500
Regal Cinemas                                                                                    125,000           5,312,500
                                                                                                                 ____________
Total                                                                                                             12,125,000
_____________________________________________________________________________________________________________________________
Metals (1.8%)
IMCO Recycling                                                                                   391,600           6,265,600
Stillwater Mining                                                                                350,000 (b)       7,525,000

PAGE 25
                                                                                                          ____________
Total                                                                                                             13,790,600
_____________________________________________________________________________________________________________________________
Multi-industry (3.5%)
Alco Standard                                                                                    236,200          10,333,750
Career Horizons                                                                                  600,000 (b)      16,875,000
                                                                                                                 ____________
Total                                                                                                             27,208,750
_____________________________________________________________________________________________________________________________
Paper & packaging (1.2%)
Sealed Air                                                                                       275,000 (b)       9,556,250
_____________________________________________________________________________________________________________________________
Restaurants & lodging (0.8%)
Wyndham Hotel                                                                                    319,100 (b)       6,421,887
_____________________________________________________________________________________________________________________________
Retail (3.8%)
Gymboree                                                                                         275,000 (b)       6,393,750
OfficeMax                                                                                      1,750,000 (b)      23,187,500
                                                                                                                 ____________
Total                                                                                                             29,581,250
_____________________________________________________________________________________________________________________________
Utilities - telephone (0.7%)
Intermedia Communications of Florida                                                             225,000 (b,c)     5,681,250
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $679,448,677)                                                                                            $660,542,175
_____________________________________________________________________________________________________________________________

Options (0.0%)
_____________________________________________________________________________________________________________________________
Structured OTC option contract on the Emerging Market Equity Index, entered into with Merrill Lynch Limited, notional amount of $30,000,000, expiration date of 8/1/96
(Cost: $1,014,008)                              $    (25,252)
_____________________________________________________________________________________________________________________________

Bonds (7.3%)
_____________________________________________________________________________________________________________________________
Issuer and                                                                            Principal                     Value(a)
coupon rate                                                                              amount
_____________________________________________________________________________________________________________________________
Boston Chicken
  Zero Coupon Cv with attached put
  8.00% 2015                                                                                    $65,000,000 (g)     $17,225,000
Mutual Risk Management
  Zero Coupon Cv with attached put
  7.00% 2015                                                                                     50,000,000 (d,g)    17,937,500
Softkey Intl
  Cv
  5.50% 2000                                                                                  15,000,000          11,775,000
United Waste Systems
  Cv
  4.50% 2001                                                                                  10,000,000 (d)      10,075,000
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $61,103,901)                                                                                              $57,012,500

____________________________________________________________________________________________________________________________

Short-term securities (7.9%)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                   Amount                  Value(a)
                                                           yield on                     payable at
                                                           date of                      maturity
                                                           purchase
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.9%)
Federal Home Loan Bank
Disc Nt                                                    5.22%                       $5,000,000               $  4,989,869
Federal Home Loan Mtge Corp
Disc Nt                                                    5.23                         2,170,000                  2,166,539
                                                                                                                _____________
Total                                                                                                              7,156,408

PAGE 26
______________________________________________________________________________________________________________________
Commercial paper (7.0%)
Alabama Power
08-23-96                                                   5.31                         1,200,000                  1,196,121
BellSouth
08-21-96                                                   5.41                         5,900,000                  5,882,398
CAFCO
09-19-96                                                   5.43                         2,600,000                  2,579,839
Dean Witter, Discover & Company
09-04-96                                                   5.32                         3,400,000                  3,383,013
Fleet Funding
09-06-96                                                   5.35                         1,200,000 (e)              1,193,616
Lilly (Eli)
08-09-96                                                   5.40                         4,300,000                  4,294,859
Metlife Funding
09-09-96                                                   5.39                         6,900,000                  6,859,934
Morgan Stanley
09-06-96                                                   5.37                         2,100,000                  2,088,786
Natl Australia Funding
08-01-96                                                   5.38                         5,000,000                  5,000,000
Northern States Power
08-02-96                                                   5.37                         6,300,000                  6,299,064
Sandoz
08-23-96                                                   5.36                         3,100,000 (e)              3,089,884
Toyota Motor Finance
08-13-96                                                   5.39                         5,300,000                  5,290,513
USAA Capital
08-07-96                                                   5.38                         4,000,000                  3,996,427
09-19-96                                                   5.39                           700,000                    694,823
Unilever Capital
08-01-96                                                   5.38                         2,600,000 (e)              2,600,000
                                                                                                                _____________
Total                                                                                                             54,449,277
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $61,611,494)                                                                                              $61,605,685
_____________________________________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $803,178,080)                                                                                            $779,135,108
_____________________________________________________________________________________________________________________________

Investments in securities of affiliated issuers (f)
_____________________________________________________________________________________________________________________________

Common stocks (0.8%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Physician Support Systems                                                               400,000 (b)                6,100,000
_____________________________________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $7,862,127)                                                                                              $  6,100,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $811,040,207)(h)                                                                                         $785,235,108
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) At July 31, 1996, securities valued at $23,421,875 were held to cover open call options written as follows:

    Issuer                 Number of   Exercise    Expiration     Value(a)
                           contracts      price          date
    _________________________________________________________________________
    American Re                2,250        $45     Aug. 1996  $2,306,250
    Genesis Health Ventures      250         25     Aug. 1996      29,687
    Intermedia Communications
      of Florida               1,500         35     Aug. 1996      18,750
    Measurex                   1,250         30     Aug. 1996      23,438
    Progressive (Ohio)           250         50     Aug. 1996      34,375
    Western Digital              250         30     Aug. 1996      35,937
    Wolverine Tube               250         35     Aug. 1996      28,125
                                                               __________
    Total                                                      $2,476,562

PAGE 27
    At July 31, 1996, cash or short-term securities were designated to cover open put options written as follows:

    Issuer                 Number of   Exercise   Expiration      Value(a)
                           contracts      price         date
    _____________________________________________________________________
    FINOVA Group                 250        $50    Aug. 1996     $ 26,562
    FORE Systems                 250         25    Aug. 1996       26,562
    Fritz Companies            3,000         12    Aug. 1996      196,875
    Millipore                    500         35    Aug. 1996       75,000
    Shiva                        250         50    Aug. 1996       60,938
    Softkey Intl               1,750         20    Aug. 1996      339,063
    Watson Pharmaceuticals     1,250         35    Aug. 1996       70,313
                                                                 ________
                   Total                                         $795,313

(d) Represents a security sold under 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) Investments representing 5% or more of the outstanding voting securities of the issuer.
(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(h) At July 31, 1996, the cost of securities for federal income tax purposes was approximately $819,244,945 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                          $42,765,729
    Unrealized depreciation                          (76,775,566)
    ____________________________________________________________

    Net unrealized depreciation                     $(34,009,837)
    ____________________________________________________________
/TABLE

PAGE 28
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 29
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with star enclosed

PAGE 30
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Allocation Fund

Invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The fund provides diversification among these major investment categories and has a target mix that represents the way the fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers
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PAGE 31
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

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PAGE 32
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests primarily in equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential.
The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

PAGE 33
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE 34
Federal income tax information

IDS Discovery Fund, Inc.
___________________________________________________________________

The fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividend listed below was reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax adviser on how to report distributions for state and local purposes.

IDS Discovery Fund, Inc.
Fiscal year ended July 31, 1996

Class A
Income distribution taxable as dividend income, 1.45% qualifying for deduction by corporations.

Payable date             Per share

Dec. 29, 1995             $0.82634

Capital gain distribution taxable as long-term capital gain.

Payable date             Per share

Dec. 29, 1995             $2.00475

Total distributions       $2.83109

The distributions of $2.83109 per share, payable Dec. 29, 1995, consisted of $0.09268 derived from net investment income, $0.73366 from net short-term capital gains (a total of $0.82634 taxable as dividend income) and $2.00475 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 1.45% qualifying for deduction by corporations.

Payable date             Per share

Dec. 29, 1995             $0.79596

Capital gain distribution taxable as long-term capital gain.

Payable date             Per share

Dec. 29, 1995             $2.00475

Total distributions       $2.80071

The distributions of $2.80071 per share, payable Dec. 29, 1995, consisted of $0.06230 derived from net investment income, $0.73366 from net short-term capital gains (a total of $0.79596 taxable as dividend income) and $2.00475 from net long-term capital gains.

Class Y
Income distribution taxable as dividend income, 1.45% qualifying for deduction by corporations.

Payable date            Per share

Dec. 29, 1995            $0.84457

Capital gain distribution taxable as long-term capital gain.

Payable date            Per share

Dec. 29, 1995            $2.00475

Total distributions      $2.84932

The distributions of $2.84932 per share, payable Dec. 29, 1995, consisted of $0.11091 derived from net investment income, $0.73366 from net short-term capital gains (a total of $0.84457 taxable as dividend income) and $2.00475 from net long-term capital gains.

PAGE 36
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Discovery Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 37
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.